PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES (Details 1) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	$ 50,219	$ 29,886	$ 30,836
Changes in provisions
Additional provisions	27,732	33,457	8,592
Increase due to business combination	87
Used provisions	(7,183)	(13,652)	(5,349)
Reversal of unused provision	(33,952)
Increase (decrease) in foreign exchange	(3,494)	(1,144)	(4,505)
Other increases (decreases)	(31)	1,672	312
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)
Total Changes	(17,663)	20,333	(950)
Closing balance	32,556	50,219	29,886
Litigations [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	39,668	29,886	30,836
Changes in provisions
Additional provisions	27,732	24,582	8,592
Increase due to business combination	87
Used provisions	(1,743)	(13,652)	(5,349)
Reversal of unused provision	(32,276)
Increase (decrease) in foreign exchange	(3,524)	(1,144)	(4,505)
Other increases (decreases)	(31)	(4)	312
Decrease through transfer to liabilities included in disposal groups classified as held for sale	(822)
Total Changes	(10,577)	9,782	(950)
Closing balance	29,091	39,668	29,886
Other Provisions [member]
Disclosure Of PROVISIONS, CONTINGENT ASSETS AND CONTINGENT LIABILITIES [Line Items]
Opening balance	10,551	0	0
Changes in provisions
Additional provisions	0	8,875	0
Increase due to business combination	0
Used provisions	(5,440)	0	0
Reversal of unused provision	(1,676)
Increase (decrease) in foreign exchange	30	0	0
Other increases (decreases)	0	1,676	0
Decrease through transfer to liabilities included in disposal groups classified as held for sale	0
Total Changes	(7,086)	10,551	0
Closing balance	$ 3,465	$ 10,551	$ 0